Commitments and Contingencies (Details) - Schedule of Supplemental Cash Flow - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Cash Flow [Abstract]
Operating cash flows paid for operating leases	$ 411,393	$ 252,997	$ 381,457
Right-of-use assets obtained in exchange for operating lease obligations		$ 1,535,230	$ 1,535,230